Non-financial assets and liabilities (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-financial Assets And Liabilities
Cost of interest	$ 3,759,557	$ 13,008,806	$ 883,124
Cost of service for the current year	1,565,981	1,270,794	7,778,837
Past service cost	(370,845)	(725,045)	581,608
Expense recognized during the year	4,954,693	13,554,555	9,243,569
Defined benefit obligation at beginning of year	14,680,463	13,265,857	8,206,485
Incorporation from business combination			5,000,169
Cost of interest	3,759,557	13,008,806	2,592,400
Cost of service for the current year	1,565,981	1,270,794	4,031,034
Past service cost	(370,845)	(725,045)	581,607
Actuarial (Gains) losses	(432,522)	(2,125,803)	3,309,641
Benefits paid	(735,552)	(511,300)	(1,246,692)
Decrease due to results on net monetary position	(4,286,265)	(9,502,846)	(9,208,787)
Defined benefit obligation at end of year	$ 14,180,817	$ 14,680,463	$ 13,265,857